	TOTAL EXCEPTION SUMMARY
#	Category	Tested Securitization Population	# of Exceptions in Sample Population	# of HECMs with an Exception	% of Sample HECM Population with Exception
1	Data Integrity - MIP Rate	290	0	0	0.00%
2	Data Integrity - Current UPB	290	0	0	0.00%
3	Data Integrity - Current Interest Rate	290	0	0	0.00%
4	Data Integrity - Marketable Title Date	26	0	0	0.00%
5	Data Integrity - Loan Status	290	0	0	0.00%
6	Data Integrity - Max Claim Amount	290	0	0	0.00%
7	Data Integrity - Called Due Date	277	0	0	0.00%
8	Data Integrity - UPB at Called Due Date	277	0	0	0.00%
9	Data Integrity - Original Note Rate	290	0	0	0.00%
10	Data Integrity - Margin (on adjustable rate loans)	112	0	0	0.00%
11	Data Integrity - Index (on adjustable rate loans)	112	0	0	0.00%
12	Data Integrity - Debenture Rate	290	0	0	0.00%
13	Data Integrity - Foreclosure First Legal Date	224	0	0	0.00%
14	Data Integrity - Closing Date	290	0	0	0.00%
15	Data Integrity - Amortization Type	290	0	0	0.00%
16	Data Integrity - FHA Case Number	290	0	0	0.00%
17	Data Integrity - Original Principal Limit	290	0	0	0.00%
18	FHA Insurance	947	0	0	0.00%
19	Valuation Integrity	294	3	3	1.02%
20	Property Inspections	292	292	292	100.00%
21	Borrower's Age	292	23	23	7.88%
22	Foreclosure & Bankruptcy Fees - Advances to Allowable Limit	244	80	80	32.79%
23	Property Preservation to Allowable Limit	248	3	3	1.21%
24	Tax and Insurance Disbursement Verification*	245	2	2	0.82%
25	Corporate Advance Disbursement Verification*	284	1	1	0.35%
26	Lien Search	43	22	12	27.91%
27	BPO Order	220	0	0	0.00%
	*individual disbursement transactions on loans within the sample population